Recently Issued and Recently Adopted Accounting Pronouncements	12 Months Ended
Dec. 31, 2021
Disclosure Text Block [Abstract]
Recently Issued and Recently Adopted Accounting Pronouncements
Note 4 — Recently Issued and Recently Adopted Accounting Pronouncements
Recently Issued Accounting Pronouncements Not Yet Adopted
In March 2020, the FASB issued ASU
No. 2020-04,
Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. This temporary guidance provides optional expedients and exceptions for applying US GAAP to contracts, hedging relationships and other transactions that reference London Interbank Offered Rate (“LIBOR”) or another reference rate expected to be discontinued. ASU
2020-04
is effective from March 12, 2020 and may be applied prospectively through December 31, 2022. The Company is currently evaluating the impact of adopting this guidance.
Recently Adopted Accounting Guidance
In February 2016, the Financial Accounting Standards Board (“FASB”) issued ASU
2016-02,
Leases (Topic 842) (“ASU
2016-02”),
and since that date has issued subsequent amendments to the initial guidance intended to clarify certain aspects of the guidance and to provide certain practical expedients entities can elect upon adoption. The principle of ASU
2016-02
is that a lessee should recognize assets and liabilities that arise from leases. Lessees will need to recognize a right-of-use
asset and a lease liability for all leases (other than leases that meet the definition of a short-term lease). The lease liability will be equal to the present value of lease payments. The right-of-use
asset will be based on the liability, with differences related to deferred rent and initial direct costs, etc. For income statement purposes, ASU
2016-02
requires leases to be classified as either operating or finance. Operating leases will result in a straight-line expense pattern while finance leases will result in a front-loaded expense pattern. ASU
2016-02
is effective for the Company beginning January 1, 2022. As of January 1, 2021, the Company adopted Topic 842 using the modified retrospective approach and as a result will not restate prior periods. The cumulative effect of the changes made to the January 1, 2021 Consolidated Balance Sheet for the adoption of ASU
2016-02
was the addition of a
right-of-use
asset of $4.6 million and a lease liability of $4.7 million. See Note 10 — Leases.
In June 2016, the FASB issued ASU
No. 2016-13,
Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU
2016-13”),
which requires measurement and recognition of expected credit losses for financial assets held at amortized cost, including trade receivables. ASU
2016-13
replaces the existing incurred loss impairment model with an expected loss model that requires the forward-looking information to calculate credit loss estimates. It also eliminates the concept of other-than-temporary impairment and requires credit losses related to available-for-sale
debt securities to be recorded through an allowance for credit losses rather than as a reduction in the amortized cost basis of the securities. These changes will result in more timely recognition of credit losses. The Company adopted ASU
2016-13
using the modified retrospective method on January 1, 2021. The adoption of ASU
2016-13
did not have a material impact on the Company’s consolidated financial position, operating results or cash flows.
In December 2019, the FASB issued ASU
No. 2019-12,
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU
2019-12”),
which simplifies the accounting for income taxes. The standard is effective for annual periods, and interim periods within those years, beginning after December 15, 2020, The Company adopted ASU
2019-12
on January 1, 2021. The adoption did not have a material impact on the Company’s consolidated financial statements.
In August 2020, the FASB issued ASU
2020-06,
Debt — Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU
2020-06”),
which simplifies the accounting for convertible instruments by removing the separation models for (1) convertible instruments with a cash conversion feature and (2) convertible instruments with a beneficial conversion feature (“BCF”). As a result, a convertible debt instrument can be accounted for as a single liability measured at its amortized cost under certain circumstances. These changes may reduce reported interest expense and increase reported net income for entities that have issued a convertible instrument where the embedded conversion option was separated according to beneficial conversion or cash conversion guidance. ASU
2020-06
also requires the application of the
if-converted
method for calculating diluted earnings per share for convertible instruments and the treasury stock method will be no longer available. The Company adopted ASU
2020-06
as of January 1, 2021 using a modified retrospective transition method. In transition, the Company was required to apply the guidance to all impacted financial instruments that were outstanding as of January 1, 2021 with the cumulative effect recognized as an adjustment to the opening balance of accumulated deficit. As a result of adopting ASU
2020-06,
the Company made certain adjustments to its accounting for certain outstanding convertible notes issued in 2020 with separately recognized BCFs. The adoption of ASU
2020-06
resulted in the
re-combination
of the liability and equity components of these convertible notes into a single liability instrument, which required the Company to record a $9.7 million decrease in additional paid in capital from the derecognition of the BCFs, a $9.0 million increase in debt from the derecognition of the discount associated with the BCFs, and a $0.7 million cumulative effect, net of tax effects, decrease to the opening balance of its accumulated deficit as of January 1, 2021 upon transition. Since the Company had a net loss for the year ended December 31, 2021, the convertible notes were determined to be anti-dilutive and therefore had no impact to basic or diluted net loss per share for the period as a result of adopting ASU
2020-06.
In October 2021, the FASB issued ASU
No. 2021-08,
Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (“ASU
2021-08”),
which improves the accounting for acquired revenue contracts with customers in a business combination by addressing inconsistency in practice related to (1) the recognition of an acquired contract liability (deferred revenue); and (2) payment terms and their effect on subsequent revenue recognized by the acquirer. The amendments in this update require an entity (acquirer) to recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with Topic 606. The ASU is effective for annual periods beginning after December 15, 2022, including interim periods within those fiscal years. Adoption of the ASU should be applied prospectively. Early adoption is also permitted, including adoption in an interim period. If early adopted, the amendments are applied retrospectively to all business combinations for which the acquisition date occurred during the fiscal year of adoption. As of October 1, 2021, the Company early adopted ASU
2021-08
using the retrospective approach to all business combination for which acquisition date occurred during the year ended December 31, 2021. The cumulative effect of the changes made to the Consolidated Balance Sheet for the adoption of ASU
2021-08
was a $2.3 million increase in contract liabilities and goodwill related to the Company’s acquisition of Apollo.